Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic and foreign net operating loss	$ 14,400,000	$ 19,400,000
Net operating loss expiring between 2017 and 2025	4,200,000
Other tax carryforwards, write-offs	2,300,000
Undistributed earnings of foreign subsidiaries	55,900,000
Cash payments for income taxes	5,200,000	1,900,000	$ 1,500,000
Current tax settled with RRD	37,200,000	55,100,000	46,700,000
Cash refunds for income taxes	700,000	100,000	0
Unrecognized tax benefits	1,900,000	1,000,000	700,000	$ 1,300,000
Unrecognized tax benefits that would impact effective tax rate	1,300,000
Amount of unrecognized tax benefit that will decrease within twelve months	900,000
Total interest expense, net of tax benefits related to tax uncertainties	300,000	200,000	200,000
Benefits from reversal of accrued penalties	0	0	$ 0
Accrued interest related to income tax uncertainties	300,000	200,000
Accrued penalties related to income tax uncertainties	$ 0	$ 0
Minimum
Net operating loss carryforwards expiration year	2017
Maximum
Net operating loss carryforwards expiration year	2025